UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS Parenthetical - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Condensed Cash Flow Statements, Captions [Line Items]
Other investing activities	$ 20	$ (82)	$ 50	$ (128)